7. STOCKHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Equity [Abstract]
7. STOCKHOLDERS' EQUITY

Issuance of common stock for services

In January 2014, the Company issued 2,000 shares of common stock with a fair value of $17,700 for services. The shares of common stock issued were valued at the market price on the date of issuance.

Issuance of common stock for services with vesting terms

During the six month period ended June 30, 2014, the Company granted 355,000 shares of its restricted common stock to three of its employees in accordance with the terms of their employment agreements. The 355,000 shares vest over a period of three years.  As these shares were granted to employees, the Company calculated the aggregate fair value of these 355,000 shares based on the trading prices of the Company’s stock at their grant dates and determined it to be approximately $3,443,000. The allocable portion of the fair value of the stock that vested during the current period ended June 30, 2014 amounted to $335,000 and was recognized as expense during the current period then ended.

During the six month period ended June 30, 2014, the Company also granted 200,000 shares of its restricted common stock to a consultant for services to be rendered pursuant to a consulting agreement. The 200,000 shares granted to the consultant will vest in three installments as follows: (i) 40,000 shares shall vest on September 30, 2014; (ii) 60,000 shares shall vest on September 30, 2015, and (iii) 100,000 shares shall vest on September 30, 2016. As these shares were granted to non-employees, the Company measures the fair value of common stock granted based on the trading price of the Company's stock at each financial reporting date. As the shares vest, they are revalued on each vesting date and an adjustment is recorded for the difference between the fair value already recorded and the current fair value on the date of vesting. The Company calculated the aggregate fair value of the 40,000 shares that will vest on September 30, 2014 based on the trading price of the Company’s stock at current reporting date at June 30, 2014 and determined it to be approximately $256,000. The allocable portion of the fair value of the stock that vested during the current period ended June 30, 2014 amounted to $88,155 and was recognized as consulting expense during the current period then ended.

Shares of restricted stock granted above are subject to forfeiture to the Company or other restrictions that will lapse in accordance with a vesting schedule to be determined by our Board.  In the event a recipient’s employment or service with the Company terminates, any or all of the shares of common stock held by such recipient that have not vested as of the date of termination under the terms of the restricted stock agreement are forfeited to the Company in accordance with such restricted grant agreement.

Rights to acquire shares of common stock under the restricted stock purchase or grant agreement shall be transferable by the recipient only upon such terms and conditions as are set forth in the restricted stock agreement, as the Board shall determine in its discretion, so long as shares of common stock awarded under the restricted stock agreement remains subject to the terms of the such agreement.

Issuance of common stock upon conversion of preferred stock

During the six month period ended June 30, 2014, the Company issued 5,503,000 shares of common stock upon the conversion of 11,006 shares of Series A Convertible Preferred Stock. The conversion shares issued was determined on a formula basis of 500 common shares for each Series A Convertible Preferred Stock held.

Year ended December 31, 2013

On October 31, 2013, the Company granted 50,000 shares of common stock for consulting services. These shares were valued at $274,000 based on the trading price of the Company’s common stock at the date of the agreement.

On November 18, 2013, the Company granted 75,000 shares of restricted stock to a new employee and 25,000 shares to a second new employee.  The foregoing 100,000 shares of restricted stock vest over three years.  Any unvested shares are forfeited and returned to the Company if the employees cease to being employed before the shares are fully vested.  As no shares vested during the year ended December 31, 2013, no compensation expense was recognized on these 100,000 shares of restricted stock granted during the year then ended.

On November 14, 2013, the Company also issued 5,747 shares of common stock to a creditor as payment for outstanding obligations.  The fair value of the 5,747 shares issued was $25,000 based on the trading price of the Company’s common stock at the date of settlement of the obligation, which was reduced by the total fair value of the shares issued of $25,000.

Year ended December 31, 2012

Issuance of common stock and warrants for cash

In February 2012, the Company sold 2,500 shares of its common stock and a five-year warrant to purchase 2,500 shares for $250,000. The warrant agreement included an anti-dilution provision that allowed for the automatic reset of the number of warrants issued and exercise price of the warrants upon any future sale of common stock or warrants at or below the current exercise price.  As a result, the Company determined that these warrants are not considered indexed to the Company’s own stock and characterized the fair value of these warrants as an offering cost and derivative liabilities upon issuance.  The aggregate value of these warrants issued was $182,081 using the probability weighted average Black-Scholes-Merton option valuation model.

Issuance of common stock for services

In January 2012, the Company issued 15,495 shares of common stock with a fair value of $800,000 for services.  The shares of common stock issued were valued at the market price on the date of issuance.

In July 2012, Company issued 15,000 shares of common stock with a fair value of $750,000 to the principal of a firm engaged to seek financing and other strategic relationships for the Company. The shares of common stock issued were valued at the market price on the date of issuance.

Issuance of common stock with Promissory Notes

From April to July 2012, the Company agreed to issue 6,156 shares of its common stock with a fair value of $497,888 to the Purchasers of its promissory notes.  Subsequently, a total of 3,125 shares of common stock were issued during the year ended December 31, 2012 and 3,031 shares of common stock valued at $245,133 remains to be issued as of December 31, 2013.  The shares of common stock issued were valued at the market price on the date of grant and recorded as a debt discount that was amortized to interest expense.

In September 2012, the Company issued an aggregate of 17,750 shares of common stock with a fair value of $875,000 to a holder of the Company’s promissory note.  The shares of common stock issued were valued at the market price on the date of issuance and recorded as a financing cost.